Note 4 - Segmented Financial Information - Summary of Reportable Segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Voyage revenue	$ 293,495	$ 233,273
Net income / (loss) for the period	158,757	$ (43,447)
Total Assets	3,928,198		$ 3,010,516
Segment Reconciling Items [Member]
Voyage revenue	0
Net income / (loss) for the period	56,045
Total Assets	82,049
Container Vessels Segment [Member] | Operating Segments [Member]
Voyage revenue	292,625
Net income / (loss) for the period	102,316
Total Assets	3,742,928
Dry Bulk Vessels Segment [Member] | Operating Segments [Member]
Voyage revenue	870
Net income / (loss) for the period	396
Total Assets	$ 103,221